Income Tax - Summary of Unused Loss Carry-forward (Detail) - Dec. 31, 2018 - Unused tax losses [member] $ in Thousands, $ in Thousands	USD ($)	TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	$ 43,721	$ 1,338,319
2019 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	5,355	163,916
2020 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	9,489	290,460
2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	5,215	159,641
2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	3,080	94,287
2023 and thereafter [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carry-forward	$ 20,582	$ 630,015